Leases (Tables)	12 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of movement in right-of-use assets
(a) Movement in right-of-use assets
The company principally leases warehouses, office buildings, plant and machinery, cars and distribution vehicles in the ordinary course of business.

	Land and buildings £ million	Plant and equipment £ million	Under construction £ million	Total £ million
At 30 June 2021	230	184	29	443
Exchange differences	26	14	—	40
Additions	129	56	—	185
Transfers	29	—	(29)	—
Reclassification to assets held for sale	(1)	(1)	—	(2)
Disposals	(6)	—	—	(6)
Depreciation	(54)	(41)	—	(95)
At 30 June 2022	353	212	—	565
Exchange differences	(3)	(23)	—	(26)
Additions	45	37	—	82
Reclassification from assets held for sale	1	1	—	2
Derecognition due to disposal of business	(1)	(1)	—	(2)
Depreciation	(56)	(39)	—	(95)
At 30 June 2023	339	187	—	526

Lease liabilities	(b) Lease liabilities

	2023 £ million	2022 £ million
Current lease liabilities	(75)	(85)
Non-current lease liabilities	(373)	(390)
	(448)	(475)